World Omni Auto Receivables Trust 2012-A	Exhibit 99.1
Monthly Servicer Certificate
March 31, 2014

Dates Covered
Collections Period	03/01/14 - 03/31/14
Interest Accrual Period	03/17/14 - 04/14/14
30/360 Days	30
Actual/360 Days	29
Distribution Date	04/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/14	410,873,684.48	28,031
Yield Supplement Overcollateralization Amount at 02/28/14	4,739,210.58	0
Receivables Balance at 02/28/14	415,612,895.06	28,031
Principal Payments	19,989,488.52	675
Defaulted Receivables	660,811.90	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/14	4,370,882.45	0
Pool Balance at 03/31/14	390,591,712.19	27,322

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Delinquent Receivables:
Past Due 31-60 days	4,876,126.78	329
Past Due 61-90 days	1,229,306.99	68
Past Due 91 + days	248,131.16	21
Total	6,353,564.93	418

Total 31+ Delinquent as % Ending Pool Balance	1.63%

Recoveries	518,474.54

Aggregate Net Losses/(Gains) - March 2014	142,337.36

Overcollateralization Target Amount	17,576,627.05
Actual Overcollateralization	17,576,627.05

Weighted Average APR	4.05%
Weighted Average APR, Yield Adjusted	4.91%
Weighted Average Remaining Term	40.69

Flow of Funds	$ Amount

Collections	21,815,042.78
Advances	(10,435.59)
Investment Earnings on Cash Accounts	506.57
Servicing Fee	(346,344.08)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	21,458,769.68

Distributions of Available Funds
(1) Class A Interest	221,512.58
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	1,792,656.49
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	17,576,627.05
(7) Distribution to Certificateholders	1,844,456.39
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	21,458,769.68

Servicing Fee	346,344.08
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 03/17/14	392,384,368.68
Principal Paid	19,369,283.54
Note Balance @ 04/15/14	373,015,085.14

Class A-1
Note Balance @ 03/17/14	0.00
Principal Paid	0.00
Note Balance @ 04/15/14	0.00
Note Factor @ 04/15/14	0.0000000%

Class A-2
Note Balance @ 03/17/14	0.00
Principal Paid	0.00
Note Balance @ 04/15/14	0.00
Note Factor @ 04/15/14	0.0000000%

Class A-3
Note Balance @ 03/17/14	245,774,368.68
Principal Paid	19,369,283.54
Note Balance @ 04/15/14	226,405,085.14
Note Factor @ 04/15/14	88.0953639%

Class A-4
Note Balance @ 03/17/14	127,670,000.00
Principal Paid	0.00
Note Balance @ 04/15/14	127,670,000.00
Note Factor @ 04/15/14	100.0000000%

Class B
Note Balance @ 03/17/14	18,940,000.00
Principal Paid	0.00
Note Balance @ 04/15/14	18,940,000.00
Note Factor @ 04/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	245,029.75
Total Principal Paid	19,369,283.54
Total Paid	19,614,313.29

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	131,079.66
Principal Paid	19,369,283.54
Total Paid to A-3 Holders	19,500,363.20

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00
Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00
Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2712276
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.4401917
Total Distribution Amount	21.7114193

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5100376
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	75.3668620
Total A-3 Distribution Amount	75.8768996

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	92.55
Noteholders' Principal Distributable Amount	907.45

Account Balances	$ Amount

Advances
Balance as of 02/28/14	65,943.94
Balance as of 03/31/14	55,508.35
Change	(10,435.59)

Reserve Account
Balance as of 03/17/14	2,310,518.58
Investment Earnings	49.78
Investment Earnings Paid	(49.78)
Deposit/(Withdrawal)	-
Balance as of 04/15/14	2,310,518.58
Change	-

Required Reserve Amount	2,310,518.58